Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000252534 [Member]
Shareholder Report [Line Items]
Fund Name	Intelligent Livermore ETF
Class Name	Intelligent Livermore ETF
Trading Symbol	LIVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intelligent Livermore ETF (the “Fund”) for the period of September 17, 2024 to June 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iaetfs.com/etf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://iaetfs.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$56	0.69%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 7.52% for the Period ended June 30, 2025, in comparison to 11.88% for the Solactive GBS Global Markets All Cap Index.
The Fund uses modern large-language artificial intelligence (“AI”) models to complete stock selection with human oversight. Recommendations are based on the AI’s analysis of public statements from investors and companies, 13F filings, and other broad market data where the AI identifies stocks with fundamental business strength.
Given the Fund’s global investment strategy, the AI model’s suggestion to deploy the portfolio in Latin America and Japan helped to generate positive results throughout the Period. Latin American strength was driven by holdings in MercadoLibre Inc. and Nu Holdings Ltd. – Class A, which are key players in those markets and provided strong business momentum.
The AI model suggested a 12% allocation to gold and other metals-related companies prior to market volatility caused by tariff uncertainty in April 2025, which provided positive performance for the Fund relative to its portfolio. AI’s suggestion to allocate to biotech and medical device stocks throughout the Period detracted from performance as those categories underperformed relative to the Fund’s portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (9/17/2024)
Intelligent Livermore ETF - NAV	7.52%
S&P 500 Index	11.26%
Solactive GBS Global Markets All Cap Index	11.88%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://iaetfs.com/etf/ for more recent performance information.

Performance Inception Date	Sep. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,018,685
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 101,864
Investment Company, Portfolio Turnover	264.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.9%
Industrials	10.2%
Financials	8.3%
Energy	7.8%
Consumer Discretionary	7.7%
Materials	6.2%
Health Care	6.0%
Communication Services	5.3%
Commodities	4.5%
Utilities	3.4%
Consumer Staples	3.1%
Real Estate	1.4%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Marvell Technology, Inc.	4.7%
SPDR Gold Shares	4.5%
NVIDIA Corp.	4.2%
FANUC Corp. - ADR	3.4%
NU Holdings Ltd. - Class A	3.4%
Credicorp Ltd.	2.7%
Datadog, Inc. - Class A	2.4%
Southern Copper Corp.	2.3%
Workday, Inc. - Class A	2.1%
Fujikura Ltd. - ADR	2.1%